real estate joint ventures and investments in associates - Investment activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ (688)	$ (1,654)
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	(3)	(6)
Items not affecting currently reported cash flows
Reduction in construction credit facility and increase in capital contributed	20
Our real estate contributed	78
Deferred gain on our remaining interest in our real estate contributed	(35)
Cash flows in the current reporting period
Funds we advanced or contributed, excluding construction credit facilities	4	4
Funds repaid to us and earnings distributed	(4)	(1)
Real estate joint ventures carrying amounts
Balance, beginning of period	(8)	(8)
Valuation provision	(2)	3
Balance, end of period	50	(8)
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	6	4
Reduction in construction credit facility and increase in capital contributed	(20)
Cash flows in the current reporting period
Financing costs paid to us	(6)	(4)
Real estate joint ventures carrying amounts
Balance, beginning of period	114	114
Balance, end of period	94	114
TELUS Sky real estate joint venture
Real estate joint ventures carrying amounts
Related party revenue from TELUS Sky office tenancy	$ 9	$ 8